Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 4,659	£ 3,446
Accrued interest	39	3
Restricted cash and cash equivalents principally due to exchange control restrictions	392	324
Imperial Tobacco Canada
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,042	1,569
Restricted cash and cash equivalents	1,904	1,411
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 38	£ 34